Significant Events in the Reporting Period - Additional Information (Detail) € / shares in Units, € in Thousands			1 Months Ended		3 Months Ended		6 Months Ended
	May 06, 2026 EUR (€) shares	Jan. 09, 2026 EUR (€)	May 31, 2026 EUR (€) € / shares shares	Mar. 31, 2026 EUR (€) € / shares shares	Jun. 30, 2026 EUR (€) shares	Jun. 30, 2025 EUR (€)	Jun. 30, 2026 EUR (€) shares	Jun. 30, 2025 EUR (€)	Jun. 30, 2026 kr / shares	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Significant Events In The Reporting Period LineItems
Payment for repurchase of shares			€ 60,000	€ 60,000
Nominal value per share | kr / shares									kr 1
Equity					€ 1,436,491	€ (187,572)	€ 1,436,491	€ (187,572)		€ (162,821)	€ (105,706)
Share repurchase program authorized amount		€ 120,000
Number of Ordinary Shares Repurchased | shares			251,391	254,027
Average price per share | € / shares			€ 238.64	€ 236.16
Research and development expense					€ 75,888	€ 71,988	134,932	€ 158,591
Priority Review Voucher [Member]
Significant Events In The Reporting Period LineItems
Proceeds from sales of intangible assets	€ 187,500
Income from sale of PRV							158,100
Marketing Approval [Member]
Significant Events In The Reporting Period LineItems
Research and development expense							€ 10,900
Share Repuchase Program [member] | American depository shares [member]
Significant Events In The Reporting Period LineItems
Shares authorized to repurchase | shares					2,000,000		2,000,000
Convertible Senior Notes [Member]
Significant Events In The Reporting Period LineItems
Borrowings interest rate	2.25%
Borrowings, maturity	2028
Convertible ordinary shares | shares	3,635,813						3,635,813
Borrowings And Derivative Liabilities	€ 719,400